T. ROWE PRICE Global Industrials Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.5%
INDUSTRIALS & BUSINESS SERVICES  97.2%
Aerospace & Defense  8.7%
Airbus (EUR)  28,973 5,478
Boeing (1) 11,590 2,307
Booz Allen Hamilton Holding  9,047 706
CSG (EUR) (1) 7,513 202
Hadrian Automation, Rights, 12/19/26, Acquisition Date:
12/19/25, Cost $— (1)(2)(3) 22,483 67
Montana Aerospace (CHF) (1)(4) 27,509 903
Rolls-Royce Holdings (GBP)  207,125 3,147
RTX  2,410 465
TransDigm Group  61 71
13,346
Auto Components  1.1%
Atmus Filtration Technologies  20,601 1,170
Gates Industrial (1) 22,700 513
1,683
Automobiles  5.3%
Tesla (1) 21,554 8,013
Toyota Motor (JPY)  10,800 224
8,237
Building Products  6.1%
Cie de Saint-Gobain (EUR)  18,662 1,545
Daikin Industries (JPY) (4) 2,300 276
Fortune Brands Innovations  28,910 1,126
Heidelberg Materials (EUR)  7,140 1,507
Hon Hai Precision Industry (TWD)  257,000 1,571
Kingspan Group (EUR)  14,405 1,232
Louisiana-Pacific  8,593 625
Steel Dynamics  8,537 1,537
9,419
Business Services  6.5%
API Group (1) 31,820 1,289
Babcock International Group (GBP)  70,610 1,096
Compass Group (GBP)  58,550 1,634
Indra Sistemas (EUR) (4) 8,167 456
Keysight Technologies (1) 3,274 924
LG Electronics India (INR) (1) 496 8
Recruit Holdings (JPY)  70,000 3,050

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
Timee (JPY) (1)(4) 110,400 918
Visional (JPY) (1)(4) 13,800 622
9,997
Construction & Engineering  4.3%
HOCHTIEF (EUR) (4) 1,981 901
Larsen & Toubro (INR)  26,197 974
Siemens Energy (EUR)  8,405 1,450
SPIE (EUR)  14,266 714
Vinci (EUR)  17,608 2,643
6,682
Construction & Farm Equipment  9.7%
Caterpillar  8,089 5,731
Cummins  584 314
Deere  6,400 3,605
Komatsu (JPY)  27,400 1,091
Kubota (JPY)  31,400 503
PACCAR  5,224 603
Sunbelt Rentals Holdings (GBP)  26,977 1,721
Volvo, Class B (SEK) (4) 40,162 1,321
14,889
Electrical Equipment  13.1%
Acuity  6,977 1,955
BE Semiconductor Industries (EUR)  4,169 893
Belden  22,876 2,627
Carrier Global  1,713 96
Contemporary Amperex Technology, A Shares (CNH)  22,000 1,305
Delta Electronics (TWD)  41,000 1,849
GE Vernova  657 574
Hamamatsu Photonics (JPY) (4) 30,600 356
Hitachi (JPY)  80,800 2,370
Infineon Technologies (EUR)  30,190 1,370
nVent Electric  6,158 728
Optex Group (JPY)  53,100 898
Prysmian (EUR)  12,561 1,483
Rockwell Automation  5,660 2,031
Schneider Electric (EUR)  3,841 1,046
Yokogawa Electric (JPY)  21,600 668
20,249
Industrial Conglomerates  14.4%
3M  17,888 2,598
Ferguson Enterprises  8,333 1,944
Fortive  42,658 2,358

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
General Electric  11,968 3,396
Hanwha Aerospace (KRW)  1,580 1,347
JBT Marel  4,820 616
Linde  2,814 1,395
Nippon Sanso Holdings (JPY) (4) 27,300 968
Rheinmetall (EUR)  323 545
Shin-Etsu Chemical (JPY)  13,300 542
Siemens (EUR)  22,645 5,517
SLB  13,067 672
TKH Group, CVA (EUR)  5,745 247
22,145
Industrial Machinery  18.3%
Airtac International Group (TWD)  12,000 382
Applied Industrial Technologies  7,593 2,015
Dover  10,622 2,214
EquipmentShare.com, Class A (1) 24,007 489
Esab  19,863 1,920
Esab PIPE, Acquisition Date: 2/2/26, Cost $372 (1)(3)(5) 3,262 284
Ingersoll Rand  20,204 1,619
KION Group (EUR) (4) 34,309 1,833
Middleby (1) 16,217 2,150
Miura (JPY)  70,000 1,404
Parker-Hannifin  2,775 2,484
Quaker Chemical (4) 14,097 1,751
Sandvik (SEK)  53,028 2,039
Sany Heavy Industry, Class H (HKD) (1) 584,600 1,583
Stanley Black & Decker  13,652 970
TE Connectivity  6,933 1,449
TechnipFMC  16,849 1,165
Techtronic Industries (HKD)  128,000 1,700
WEG (BRL)  75,686 744
28,195
Information Technology  4.5%
Keyence (JPY)  4,200 1,495
Renesas Electronics (JPY)  229,700 3,284
Uber Technologies (1) 5,597 402
Verra Mobility (1) 39,958 571
Vertiv Holdings, Class A (4) 1,879 471
Zebra Technologies, Class A (1) 3,210 671
6,894
Road & Rail  5.2%
Canadian National Railway  5,888 605

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
Canadian Pacific Kansas City  13,030 1,025
CSX  83,292 3,419
DSV (DKK)  5,269 1,272
Old Dominion Freight Line  8,591 1,679
8,000
Total Industrials & Business Services 149,736
NON-INDUSTRIALS  0.9%
Non-Industrials  0.9%
MDA Space (1) 13,817 350
Open House Group (JPY) (4) 15,600 1,000
Total Non-Industrials 1,350
Total Miscellaneous Common Stocks  0.4% (6) 704
Total Common Stocks (Cost $119,352) 151,790
CONVERTIBLE PREFERRED STOCKS  1.3%
INDUSTRIALS & BUSINESS SERVICES  1.3%
Aerospace & Defense  0.5%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $656 (1)(2)(3) 16,521 4
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $1,034 (1)(2)(3) 17,010 4
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $430 (1)(2)
(3) 76,918 278
Hadrian Automation, Series C-2, Acquisition Date: 12/19/25,
Cost $413 (1)(2)(3) 22,483 413
699
Automobiles  0.0%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $148 (1)(2)
(3) 3,598 39
39
Business Services  0.8%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $1,011 (1)(2)(3) 21,331 1,004
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $193 (1)(2)(3) 4,046 190
1,194

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
Information Technology  0.0%
CelLink, Series D, Acquisition Date: 1/20/22, Cost $375 (1)(2)
(3) 18,014 12
12
Total Industrials & Business Services 1,944
Total Convertible Preferred Stocks (Cost $4,260) 1,944
SHORT-TERM INVESTMENTS  0.7%
Money Market Funds  0.7%
T. Rowe Price Government Reserve Fund, 3.71% (7)(8) 1,004,907 1,005
Total Short-Term Investments (Cost $1,005) 1,005
SECURITIES LENDING COLLATERAL  2.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 2.5%
Money Market Funds 2.5%
T. Rowe Price Treasury Reserve Fund, 3.68% (7)(8) 3,918,877 3,919
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 3,919
Total Securities Lending Collateral (Cost $3,919) 3,919
Total Investments in Securities  103.0%
(Cost $128,536) $ 158,658
Other Assets Less Liabilities (3.0)% (4,661)
Net Assets 100.0% $ 153,997
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,295 and represents 1.5% of net assets.
(4) All or a portion of this security is on loan at March 31, 2026.

T. ROWE PRICE Global Industrials Fund

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(5) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at March 31, 2026, was $372 and was valued at $284 (0.2% of net assets).
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
(8) Affiliated Companies
BRL Brazilian Real
CHF Swiss Franc
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
PIPE Private Investment in Public Equity
SEK Swedish Krona
TWD Taiwan Dollar

T. ROWE PRICE Global Industrials Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ — $ — $ 22
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 22+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 813  ¤  ¤ $ 1,005
T. Rowe Price Treasury
Reserve Fund, 3.68% 8,789  ¤  ¤ 3,919
Total $ 4,924^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $22 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,924.

T. ROWE PRICE Global Industrials Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Global Industrials Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Industrials Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Industrials Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Industrials Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
March 31, 2026 (for further detail by category, please refer to the accompanying
Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2026, totaled $(27,000) for the period ended March 31, 2026.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 77,408 $ 74,315 $ 67 $ 151,790
Convertible Preferred Stocks — — 1,944 1,944
Short-Term Investments 1,005 — — 1,005
Securities Lending Collateral 3,919 — — 3,919
Total $ 82,332 $ 74,315 $ 2,011 $ 158,658
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Ending
Balance
3/31/26
Investment in Securities
Common Stocks $ 67 $ — $ 67
Convertible Preferred Stocks 1,971 (27) 1,944
Total $ 2,038 $ (27) $ 2,011

T. ROWE PRICE Global Industrials Fund

extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F153-054Q1 03/26